Schedule of Property and equipment (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
At June 30, 2024		$ 34,513
Depreciation		107,659	$ 30,093
At June 30, 2025	$ 218,183	277,507	34,513
Machinery [member]
IfrsStatementLineItems [Line Items]
At June 30, 2024
At June 30, 2025
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
At June 30, 2024		188
At June 30, 2025	13,627	17,332	188
Medical Equipment [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2024		5,191
At June 30, 2025	158,884	202,084	5,191
Renovation [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2024		23,149
At June 30, 2025	22,104	28,114	23,149
Air Conditioner [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2024
At June 30, 2025
Computer and Office Equipment [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2024		5,985
At June 30, 2025	22,694	28,865	5,985
Software [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2024
At June 30, 2025	$ 874	1,112
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
At June 30, 2024		1,042,046	1,034,126
Additions		54,760	7,920
Acquisition		3,618,519
Written off		(1,601,659)
At June 30, 2025		3,113,666	1,042,046
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
At June 30, 2024		47,226	47,226
Additions
Acquisition
Written off
At June 30, 2025		47,226	47,226
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
At June 30, 2024		100,852	100,852
Additions
Acquisition		367,243
Written off		(313,691)
At June 30, 2025		154,404	100,852
Gross carrying amount [member] | Medical Equipment [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2024		86,724	86,724
Additions		13,101
Acquisition		1,500,493
Written off		(709,330)
At June 30, 2025		890,988	86,724
Gross carrying amount [member] | Renovation [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2024		405,349	405,349
Additions		21,545
Acquisition		1,285,136
Written off		(315,832)
At June 30, 2025		1,396,198	405,349
Gross carrying amount [member] | Air Conditioner [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2024		43,727	43,727
Additions
Acquisition
Written off
At June 30, 2025		43,727	43,727
Gross carrying amount [member] | Computer and Office Equipment [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2024		358,168	350,248
Additions		20,114	7,920
Acquisition		378,669
Written off		(253,806)
At June 30, 2025		503,145	358,168
Gross carrying amount [member] | Software [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2024
Additions
Acquisition		86,978
Written off		(9,000)
At June 30, 2025		77,978
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Acquisition		3,116,339
Written off		(1,395,372)
Depreciation		107,659	30,093
At June 30, 2024		1,007,533	977,440
At June 30, 2025		2,836,159	1,007,533
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Acquisition
Written off
Depreciation
At June 30, 2024		47,226	47,226
At June 30, 2025		47,226	47,226
Accumulated depreciation and amortisation [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Acquisition		277,888
Written off		(248,500)
Depreciation		7,020	283
At June 30, 2024		100,664	100,381
At June 30, 2025		137,072	100,664
Accumulated depreciation and amortisation [member] | Medical Equipment [Member]
IfrsStatementLineItems [Line Items]
Acquisition		1,244,797
Written off		(687,468)
Depreciation		50,042	5,888
At June 30, 2024		81,533	75,645
At June 30, 2025		688,904	81,533
Accumulated depreciation and amortisation [member] | Renovation [Member]
IfrsStatementLineItems [Line Items]
Acquisition		1,192,766
Written off		(231,410)
Depreciation		24,528	18,431
At June 30, 2024		382,200	363,769
At June 30, 2025		1,368,084	382,200
Accumulated depreciation and amortisation [member] | Air Conditioner [Member]
IfrsStatementLineItems [Line Items]
Acquisition
Written off
Depreciation
At June 30, 2024		43,727	43,727
At June 30, 2025		43,727	43,727
Accumulated depreciation and amortisation [member] | Computer and Office Equipment [Member]
IfrsStatementLineItems [Line Items]
Acquisition		317,744
Written off		(220,994)
Depreciation		25,347	5,491
At June 30, 2024		352,183	346,692
At June 30, 2025		474,280	352,183
Accumulated depreciation and amortisation [member] | Software [Member]
IfrsStatementLineItems [Line Items]
Acquisition		83,144
Written off		(7,000)
Depreciation		722
At June 30, 2024
At June 30, 2025		$ 76,866